Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business and Basis of Presentation

Note 1. Business and Basis of Presentation

Description of the Business

Warrior Met Coal, Inc. (the "Company") is a U.S.-based, environmentally and socially minded supplier to the global steel industry. The Company is dedicated entirely to mining non-thermal steelmaking coal used as a critical component of steel production by metal manufacturers in Europe, South America and Asia. The Company is a large-scale, low-cost producer and exporter of premium quality steelmaking coal, also known as hard-coking coal ("HCC"), operating highly efficient longwall operations in its underground mines based in Alabama. The HCC that the Company produces from the Blue Creek coal seam contains very low sulfur and has strong coking properties. The Company also generates ancillary revenues from the sale of natural gas extracted as a byproduct from the underground coal mines and royalty revenues from leased properties.

Basis of Presentation

The accompanying financial statements are presented in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In our opinion, the financial statements include all adjustments (consisting of normal recurring accruals) necessary in order to make the financial statements not misleading. For further information, refer to the financial statements and related notes included in the Company's Annual Report on Form 10-K for the year ended December 31, 2024 (the "2024 Annual Report"). Operating results for the three months ended March 31, 2025 are not necessarily indicative of the final results that may be expected for the year ended December 31, 2025. The balance sheet at December 31, 2024 has been derived from the audited financial statements for the year ended December 31, 2024 included in the 2024 Annual Report.

Collective Bargaining Agreement

The Company's Collective Bargaining Agreement ("CBA") with the labor union representing certain of the Company's hourly employees expired on April 1, 2021. The Company continues to engage in good faith efforts with the labor union to reach an agreement on a new contract.

Note 1—Business and Basis of Presentation

Description of the Business

Warrior Met Coal, Inc. is a U.S.-based, environmentally and socially minded supplier to the global steel industry. The Company is dedicated entirely to mining non-thermal steelmaking coal used as a critical component of steel production by metal manufacturers in Europe, South America and Asia. The Company is a large-scale, low-cost producer and exporter of premium steelmaking coal, also known as hard-coking coal ("HCC"), operating highly efficient longwall operations in its underground mines based in Alabama. The HCC that the Company produces from the Blue Creek coal seam contains very low sulfur and has strong coking properties. The Company also generates ancillary revenues from the sale of natural gas extracted as a byproduct from the underground coal mines and royalty revenues from leased properties.

Basis of Presentation

The accompanying financial statements include the accounts of Warrior Met Coal, Inc and its subsidiaries (the "Company"). All significant intercompany transactions and balances have been eliminated in consolidation.

Collective Bargaining Agreement

The Company's Collective Bargaining Agreement (“CBA”) contract with the United Mine Workers of America (“UMWA”) expired on April 1, 2021 and the labor union initiated a strike after an agreement on a new contract was not reached. As a result of the strike, the Company initially idled Mine No. 4 and scaled back operations at Mine No. 7. In the first quarter of 2022, the Company restarted operations at Mine No. 4. Due to the reduced operations at Mine No. 4 and Mine No. 7, the Company incurred idle mine expense of $12.1 million for the year ended December 31, 2022. This expense is reported separately in the Statements of Operations and represents expenses incurred while the respective mine was idled or operating below normal capacity, such as electricity, insurance and maintenance labor. The Company incurred no idle mine expense for the years ended December 31, 2024 and December 31, 2023. The Company incurred business interruption expenses of approximately $0.5 million for the year ended December 31, 2024, which represents ongoing legal expenses associated with the ongoing labor negotiations. The Company incurred $8.3 million and $23.5 million for the years ended December 31, 2023 and December 31, 2022, respectively, which represent non-recurring expenses that were directly attributable to the labor strike for incremental safety and security, labor negotiations and other expenses. These expenses are also presented separately in the Statements of Operations. On February 16, 2023, the labor union representing certain of the Company's hourly employees announced that they were ending the strike and made an unconditional offer to return to work. The Company continues to engage in good faith efforts with the labor union to reach an agreement on a new contract.